Employee Benefit Plans (Summary Of Activity Within The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of measurement period	$ 14,726	$ 9,663
Acquisition	0	4,558
Actual gain (loss) on plan assets	496	1,412
Contributions	409	538
Benefits paid	964	1,445
Fair value at End of measurement period	14,667	14,726	9,663
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of measurement period	(17,524)	(13,827)
Acquisition	0	(6,297)
Interest cost	(836)	(776)	(635)
Actuarial loss	(3,994)	1,931
Benefit obligation at end of measurement period	(21,390)	(17,524)	(13,827)
Funded status	(6,723)	(2,798)
Unrecognized net actuarial gain	8,461	4,555
Other comprehensive loss	(8,461)	(4,555)
Accrued Benefit Cost	$ (6,723)	$ (2,798)
Weighted-average assumptions for balance sheet liability at end of year, Discount rate	3.93%	4.89%
Weighted-average assumptions for balance sheet liability at end of year, Expected long-term rate of return	6.92%	7.35%
Weighted-average assumptions for benefit cost at beginning of year, Discount rate	4.89%	4.31%
Weighted-average assumptions for benefit cost at beginning of year, Expected long-term rate of return	7.35%	7.46%